Schedule V-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 10,079	$ 27,628	$ 23,778
Charged to Costs and Expenses	(1,829)	(9,817)	3,869
Charged to Other Accounts	0	0	0
Deductions	58	7,732	19
Balance at End of Year	8,192	10,079	27,628
Valuation allowance for deferred tax assets
Movement in valuation and qualifying accounts
Balance at Beginning of Year		10,523	10,415
Charged to Costs and Expenses		(10,523)	108
Charged to Other Accounts		0	0
Deductions		0	0
Balance at End of Year		0	10,523
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	5,381	12,434	8,552
Charged to Costs and Expenses	(1,735)	679	3,882
Charged to Other Accounts	0	0	0
Deductions	0	7,732	0
Balance at End of Year	3,646	5,381	12,434
Valuation allowance for uncollectible agents balances
Movement in valuation and qualifying accounts
Balance at Beginning of Year	4,655	4,671	4,811
Charged to Costs and Expenses	(67)	(16)	(121)
Charged to Other Accounts	0	0	0
Deductions	58	0	19
Balance at End of Year	4,530	4,655	4,671
Valuation allowance for uncollectible accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	43	0
Charged to Costs and Expenses	(27)	43
Charged to Other Accounts	0	0
Deductions	0	0
Balance at End of Year	$ 16	$ 43